Fair Value Information	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Fair Value Information
38.
FAIR VALUE INFORMATION

The fair value measurement guidance establishes a framework for measuring fair value and expands disclosure about fair value measurements. The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value. These levels are:

Level 1 fair value measurements: These measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements: These measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

Level 3 fair value measurements: These measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

a.
Financial instruments that are not measured at fair value but for which fair value is disclosed

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values or the fair values cannot be reliable estimated.

	December 31, 2022		December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial liabilities
Financial liabilities measured at amortized cost
Bonds payable	$30,477	$30,452	$30,483	$30,469

The fair value of bonds payable is measured using Level 2 inputs. The valuation of fair value is based on the quoted market prices provided by third party pricing services.

b.
Financial instruments that are measured at fair value on a recurring basis

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$3	$—	$3
Listed stocks	1	—	—	1
Non-listed stocks	—	—	861	861
Limited partnership	—	—	135	135
Film and drama investing agreements	—	—	24	24
	$1	$3	$1,020	$1,024
Hedging financial assets	$—	$13	$—	$13
Financial assets at FVOCI
Listed stocks	$273	$—	$—	$273
Non-listed stocks	—	—	3,218	3,218
	$273	$—	$3,218	$3,491

December 31, 2023

	Level 1	Level 2	Level 3	Total
Financial assets at FVTPL
Derivatives	$—	$1	$—	$1
Listed stocks	—	—	—	—
Non-listed stocks	—	—	793	793
Limited partnership	—	—	219	219
Film and drama investing agreements	—	—	24	24
	$—	$1	$1,036	$1,037
Financial assets at FVOCI
Listed stocks	$243	$—	$—	$243
Non-listed stocks	—	—	4,169	4,169
	$243	$—	$4,169	$4,412
Hedging financial liabilities	$—	$—	$—	$—

There were no transfers between Levels 1 and 2 for the years ended December 31, 2021, 2022 and 2023.

The reconciliations for financial assets measured at Level 3 were listed below:

2021

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2021	$677	$4,439	$5,116
Acquisition	25	81	106
Disposal	—	(5)	(5)
Reclassified to investments accounted for using equity method	—	(64)	(64)
Recognized in profit or loss under “Other gains and losses”	251	—	251
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	(1,294)	(1,294)
Proceeds from capital reduction of the investees	(44)	—	(44)
Balance at December 31, 2021	$909	$3,157	$4,066
Unrealized gain or loss in 2021	$232

2022

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2022	$909	$3,157	$4,066
Acquisition	348	16	364
Disposal	—	—	—
Recognized in profit or loss under “Other gains and losses”	(215)	—	(215)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	52	52
Proceed from capital reduction from investees	(22)	(7)	(29)
Balance at December 31, 2022	$1,020	$3,218	$4,238
Unrealized gain or loss in 2022	$(209)

2023

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2023	$1,020	$3,218	$4,238
Acquisition	133	305	438
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	649	649
Proceed from capital reduction from investees and profit distribution	(22)	(3)	(25)
Balance at December 31, 2023	$1,036	$4,169	$5,205
Unrealized gain or loss in 2023	$(95)

The fair values of financial assets and financial liabilities of Level 2 are determined as follows:

1)
The fair values of financial assets and financial liabilities with standard terms and conditions and traded in active markets are determined with reference to quoted market prices.
2)
For derivatives, fair values are estimated using discounted cash flow model. Future cash flows are estimated based on observable inputs including forward exchange rates at the end of the reporting periods and the forward and spot exchange rates stated in the contracts, discounted at a rate that reflects the credit risk of various counterparties.

The fair values of non-listed domestic and foreign equity investments and film and drama investing agreements were Level 3 financial assets and determined using the market approach by reference the Price-to-Book ratios (P/B ratios) of peer companies that traded in active markets, using the income approach, in which the discounted cash flow is used to capture the present value of the expected future economic benefits to be derived from the investments, or using assets approach. The significant unobservable inputs used were listed in the below table. An increase in growth rate of long-term revenue, a decrease in discount for the lack of marketability or noncontrolling interests discount, or a decrease in the discount rate would result in increases in the fair values.

	December 31
	2022	2023
Discount for lack of marketability	14.09%-20.00%	3.75%-20.00%
Noncontrolling interests discount	17.29%-25.00%	17.01%-25.00%
Growth rate of long-term revenue	0.19%	0.19%
Discount rate	7.20%-8.80%	7.11%-8.20%

If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair values of Level 3 financial assets would increase (decrease) as below table.

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(33)	$(49)
5% decrease	$33	$45
Noncontrolling interests discount
5% increase	$(24)	$(22)
5% decrease	$24	$22
Long-term revenue growth rates
0.1% increase	$30	$35
0.1% decrease	$(29)	$(35)
Discount rate
1% increase	$(330)	$(396)
1% decrease	$407	$488